Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	ING LIFE INSURANCE & ANNUITY CO
Entity Central Index Key	0000837010
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Current Reporting Status	Yes